INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - Net carrying amount (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment
Property, plant and equipment	$ 67,853,835	$ 49,908,325	$ 47,954,596
Office equipment
Property, plant and equipment
Property, plant and equipment	263,892	269,538	288,920
Vehicles
Property, plant and equipment
Property, plant and equipment	2,032,853	2,665,074	1,835,634
Equipment and computer software
Property, plant and equipment
Property, plant and equipment	174,399	231,676	67,105
Fixtures and fittings
Property, plant and equipment
Property, plant and equipment	2,862,949	3,546,919	2,967,431
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	14,463,756	5,811,960	5,125,728
Land and buildings
Property, plant and equipment
Property, plant and equipment	36,144,792	34,240,384	35,674,513
Buildings in progress
Property, plant and equipment
Property, plant and equipment	$ 11,911,194	$ 3,142,774	$ 1,995,265